Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

At December 31, 2019 and 2018, intangible asset consisted of the following:

	Useful life	December 31, 2019	December 31, 2018
Customer relationship	5 year	$-	$5,235,515
Less: accumulated amortization		-	(567,181)
		$-	$4,668,334